Derivative financial instruments - Disclosure of changes in fair value of derivative instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	$ 85,493
Net assets, end of period	78,318	$ 85,493
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Deferred day-one gains (losses)	1,385	1,341
Derivative asset (liability)	1,517	2,148
Level 3 | Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	807	514
Gains (losses) recognized in the income statement	(180)	667
Purchases, fair value measurement, assets	31
Settlements	(529)	(295)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	3	(79)
Net assets, end of period	132	807
Level 3 | Derivatives | Oil price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	107	28
Gains (losses) recognized in the income statement	(26)	79
Purchases, fair value measurement, assets	0
Settlements	(38)	13
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(13)	(13)
Net assets, end of period	30	107
Level 3 | Derivatives | Natural gas price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	599	905
Gains (losses) recognized in the income statement	(90)	19
Purchases, fair value measurement, assets	0
Settlements	(100)	(320)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(15)	(5)
Net assets, end of period	394	599
Level 3 | Derivatives | Power price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	(120)	(524)
Gains (losses) recognized in the income statement	129	379
Purchases, fair value measurement, assets	31
Settlements	(377)	86
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	31	(61)
Net assets, end of period	(306)	(120)
Level 3 | Derivatives | Currency derivatives [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	219	61
Gains (losses) recognized in the income statement	(193)	161
Purchases, fair value measurement, assets	0
Settlements	(14)	(3)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	0	0
Net assets, end of period	12	219
Level 3 | Derivatives | Other derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	2	44
Gains (losses) recognized in the income statement	0	29
Purchases, fair value measurement, assets	0
Settlements	0	(71)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	0	0
Net assets, end of period	$ 2	$ 2